Basis of Presentation (Details) R$ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 07, 2025 USD ($)	Jan. 02, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Basis of presentation [Line Items]
Net loss				R$ 78,200		R$ 247,900	R$ 114,200
Working capital deficit				348,300		308,600
Shareholders’ deficit				(111,622)		(53,629)	(94,961)	R$ (36,800)
Current debt obligations outstanding				44,300		66,000
Cash and cash equivalents				18,035		11,398	8,015	R$ 10,901
Gross before expenses and taxes (in Dollars)				R$ 122,528		R$ 102,847	R$ 71,732
Aggregate gross proceeds (in Dollars) | $					$ 12,000
Subsequent Events [Member]
Basis of presentation [Line Items]
Gross before expenses and taxes (in Dollars) | $			$ 14,875
Aggregate gross proceeds (in Dollars) | $	$ 2,875	$ 12,000